Exhibit 99.1

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

Collection Period Start	1-Sep-22	Distribution Date	17-Oct-22
Collection Period End	30-Sep-22	30/360 Days	30
Beg. of Interest Period	15-Sep-22	Actual/360 Days	32
End of Interest Period	17-Oct-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,212,135,507.43	1,143,600,362.73	1,119,552,051.14	0.9236195
Total Securities		1,212,135,507.43	1,143,600,362.73	1,119,552,051.14	0.9236195
Class A-1 Notes	2.021000%	118,300,000.00	49,764,855.30	25,716,543.71	0.2173841
Class A-2a Notes	3.450000%	209,000,000.00	209,000,000.00	209,000,000.00	1.0000000
Class A-2b Notes	2.965030%	175,100,000.00	175,100,000.00	175,100,000.00	1.0000000
Class A-3 Notes	3.810000%	362,000,000.00	362,000,000.00	362,000,000.00	1.0000000
Class A-4 Notes	3.870000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	272,735,507.43	272,735,507.43	272,735,507.43	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	24,048,311.59	89,399.80	203.2824310	0.7557041
Class A-2a Notes	0.00	600,875.00	0.0000000	2.8750000
Class A-2b Notes	0.00	461,490.45	0.0000000	0.0000000
Class A-3 Notes	0.00	1,149,350.00	0.0000000	3.1750000
Class A-4 Notes	0.00	241,875.00	0.0000000	3.2250000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	24,048,311.59	2,542,990.25

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					14,030,071.70
Monthly Interest					5,253,427.02

Total Monthly Payments					19,283,498.72
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					515,639.37
Aggregate Sales Proceeds Advance					318,351.37

Total Advances					833,990.74
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					10,430,656.89
Excess Wear and Tear and Excess Mileage					0.00
Remaining Payoffs					0.00
Net Insurance Proceeds					1,955,163.07
Residual Value Surplus					18,804.18

Total Collections					32,522,113.60

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		311,902.00			12
Involuntary Repossession		3,698.00			1
Voluntary Repossession		59,788.00			2
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,952,227.43		62
Customer Payoff				255,235.97	9
Grounding Dealer Payoff				9,799,701.64	375
Dealer Purchase				—	—

Total		375,388.00	1,952,227.43	10,054,937.61	461

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	47,195	1,255,516,515.11	7.00000%	1,143,600,362.73
Total Depreciation Received		(15,059,958.06)		(12,602,764.54)
Principal Amount of Gross Losses	(75)	(2,111,232.11)		(1,928,697.35)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(2)	(46,975.38)		(42,640.20)
Scheduled Terminations	(400)	(10,291,222.77)		(9,474,209.50)

Pool Balance - End of Period	46,718	1,228,007,126.79		1,119,552,051.14
Remaining Pool Balance
Lease Payment				369,110,794.67
Residual Value				750,441,256.47

Total				1,119,552,051.14

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	32,522,113.60
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	32,522,113.60
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	431,657.77
3. Reimbursement of Sales Proceeds Advance	197,162.53
4. Servicing Fee:
Servicing Fee Due	953,000.30
Servicing Fee Paid	953,000.30
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,581,820.60
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	89,399.80
Class A-1 Notes Monthly Interest Paid	89,399.80
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	600,875.00
Class A-2a Notes Monthly Interest Paid	600,875.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	461,490.45
Class A-2b Notes Monthly Interest Paid	461,490.45
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,149,350.00
Class A-3 Notes Monthly Interest Paid	1,149,350.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	241,875.00
Class A-4 Notes Monthly Interest Paid	241,875.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	2,542,990.25
Total Note and Certificate Monthly Interest Paid	2,542,990.25
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	28,397,302.75
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	24,048,311.59
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	24,048,311.59
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	4,348,991.16

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,848,542.03
Required Reserve Account Amount			7,878,880.80
Beginning Reserve Account Balance			7,878,880.80
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,878,880.80
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,348,991.16
Gross Reserve Account Balance			12,227,871.96
Remaining Available Collections Released to Seller			4,348,991.16
Total Ending Reserve Account Balance			7,878,880.80

V. POOL STATISTICS

Weighted Average Remaining Maturity			20.69
Monthly Prepayment Speed			96%
Lifetime Prepayment Speed			93%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,018,649.07
Securitization Value of Defaulted Receivables and Casualty Receivables		1,928,697.35	75
Aggregate Defaulted and Casualty Gain (Loss)		89,951.72
Pool Balance at Beginning of Collection Period		1,143,600,362.73
Net Loss Ratio
Current Collection Period		0.0079%
Preceding Collection Period		0.0329%
Second Preceding Collection Period		0.0275%
Third Preceding Collection Period		0.0256%
Cumulative Net Losses for all Periods		-0.0917%	(1,111,613.02)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.35%	4,001,835.57	154
61-90 Days Delinquent	0.07%	796,475.66	28
91-120 Days Delinquent	0.03%	359,214.21	15
More than 120 Days	0.00%	19,880.17	1

Total Delinquent Receivables:	0.45%	5,177,405.61	198

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.10%	0.09%
Preceding Collection Period		0.09%	0.09%
Second Preceding Collection Period		0.04%	0.03%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		1,454,276.33
Delinquency Percentage		0.13%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		311,902.00	12
Securitization Value		296,285.50	12

Aggregate Residual Value Surplus (Loss)		15,616.50

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		618,445.00	22
Cumulative Securitization Value		605,390.76	22

Cumulative Residual Value Surplus (Loss)		13,054.24

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			241,615.97
Reimbursement of Outstanding Advance			197,162.53
Additional Advances for current period			318,351.37

Ending Balance of Residual Advance			362,804.81

Beginning Balance of Payment Advance			1,230,452.25
Reimbursement of Outstanding Payment Advance			431,657.77
Additional Payment Advances for current period			515,639.37

Ending Balance of Payment Advance			1,314,433.85

NISSAN AUTO LEASE TRUST 2022-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO